Note 18 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2019	2018

Combined statutory rate	26.5%	26.5%
Nondeductible expenses	3.0	2.5
Tax effect of flow through entities	(2.0)	(1.4)
Impact of changes in foreign exchange rates	(0.1)	0.2
Adjustments to tax liabilities for prior periods	(0.1)	0.2
Effect of changes in enacted tax rate in other jurisdictions	0.3	(0.7)
Changes in liability for unrecognized tax benefits	-	(0.3)
Stock-based compensation	0.3	0.9
Foreign, state, and provincial tax rate differential	(1.5)	(0.2)
Change in valuation allowance	(0.4)	(0.1)
Contingent acquisition consideration	1.4	1.2
Other	0.4	0.5
Effective income tax rate	27.8%	29.3%

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2019	2018

Canada	$10,876	$21,627
United States	49,884	40,097
Foreign	129,838	120,110
Total	$190,598	$181,834

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2019	2018

Current
Canada	$2,939	$5,134
United States	15,029	1,768
Foreign	41,745	40,221
	59,713	47,123

Deferred
Canada	238	1,689
United States	(520)	10,732
Foreign	(6,418)	(6,284)
	(6,700)	6,137

Total	$53,013	$53,260

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2019	2018

Loss carry-forwards and other credits	$18,969	$19,056
Expenses not currently deductible	28,446	31,508
Revenue not currently taxable	(6,212)	(8,416)
Stock-based compensation	386	157
Investments	7,870	10,628
Provision for doubtful accounts	4,585	4,871
Financing fees	(330)	(83)
Net unrealized foreign exchange losses	68	126
Depreciation and amortization	(44,577)	(42,257)
Operating leases	7,998	-
Less: valuation allowance	(7,801)	(8,945)
Net deferred income tax asset	$9,402	$6,645

Summary of Operating Loss Carryforwards [Table Text Block]
	Pre-tax loss carry forward		Pre-tax losses not recognized		Pre-tax losses recognized
	2019	2018	2019	2018	2019	2018

Canada	$16,525	$16,249	$24	$27	$16,501	$16,222
United States	3,144	1,315	922	921	2,222	394
Foreign	40,006	39,147	21,476	27,363	18,530	11,784
	Pre-tax loss carry forward		Pre-tax losses not recognized		Pre-tax losses recognized
	2019	2018	2019	2018	2019	2018

Canada	$1,864	$2,208	$1,758	$1,869	$106	$339
United States	1,698	1,698	1,698	1,698	-	-
Foreign	6,271	6,285	6,271	6,285	-	-

Summary of Income Tax Contingencies [Table Text Block]
	2019	2018

Balance, January 1	$1,460	$1,858
Gross increases for tax positions of prior periods	71	6
Amount recognized on acquisitions	-	289
Reduction for lapses in applicable statutes of limitations	(129)	(560)
Foreign currency translation	66	(133)

Balance, December 31	$1,468	$1,460